Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Apr. 30, 2013 Subsequent Event [Member] DWT Vessel	Jan. 31, 2013 Nassau Spirit [Member] Subsequent Event [Member]	Apr. 30, 2013 October 2013 [Member] Subsequent Event [Member] Vessel	Apr. 30, 2013 April 2014 [Member] Subsequent Event [Member] Vessel	Apr. 30, 2013 October 2014 [Member] Subsequent Event [Member] Vessel
Subsequent Event [Line Items]
Proceeds from sale of property plant and equipment		$ 35,396,000		$ 9,100,000
Weight capacity in dead-weight tonnes			113,000
Costs expected to be incurred for each product tanker newbuilding			$ 47,000,000
Number of vessels under construction as per STX agreement			4
Number of additional vessels to be constructed as per STX agreement			12
Options for additional vessels exercisable during the specified period as per STX agreement					4	4	4